Stockholders' Equity (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock activity
Summary of common stock activity for the three months ended March 31, 2021	Outstanding shares
Balance, December 31, 2020	786,700
Shares issued due to conversion of Notes.	62,464
Shares issued for services	7,383
Roundup shares due to reverse split.	2,849
Balance, March 31, 2021	859,395

Summary of common stock activity for the six months ended June 30, 2021	Outstanding shares
Balance, December 31, 2020	786,700
Shares issued due to conversion of Notes.	549,675
Shares issued for services	21,658
Roundup shares due to reverse split.	2,848
Balance, June 30, 2021	1,360,881